Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 15, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Reebonz Holding Ltd
Entity Central Index Key	0001752108
Trading Symbol	RBZ
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		2,686,720